Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0001657677
Registrant Name	Parabilis Medicines, Inc.
Registration File Number	333-296032
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES